Current and long-term debt - AVIC Sale and Leaseback (Details)	1 Months Ended
	Feb. 29, 2020 USD ($) vessel	Jul. 31, 2018 USD ($) tanker	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,415,326,000	$ 2,552,473,000
Number of vessels | vessel			19	19
AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 145,000,000.0	$ 119,700,000	$ 127,300,000
Sale leaseback transaction, term		8 years
Net debt to capitalization ratio		0.70
Consolidated tangible net worth		$ 650,000,000.0
Minimum ratio for fair value of vessels		110.00%
AVIC Lease Financing [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		2 years
AVIC Lease Financing [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period		8 years
AVIC Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.70%
Vessels [member]
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			135	134
STI Ville, STI Fontvieille and STI Brooklyn [Member] | Vessels [member] | MR [Member] | AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 24,000,000.0
Number of vessels under finance lease arrangements | tanker		3
Periodic payment per vessel		$ 500,000
STI Rose and STI Rambla [Member] | Vessels [member] | LR2 [Member] | AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 36,500,000
Number of vessels under finance lease arrangements | tanker		2
Periodic payment per vessel		$ 800,000
Installation of scrubbers | AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,600,000
Sale leaseback transaction, term	3 years
Borrowings, Periodic Payment, Amount	$ 0.0420
Periodic payment per vessel	$ 400,000
Lesser of he purchase and installation of scrubbers percentage	80.00%
Appreciated value of the vessel percentage	80.00%
Installation of scrubbers | Vessels [member] | AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	3
Installation of scrubbers | Vessels [member] | MR [Member] | AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2
Installation of scrubbers | Vessels [member] | LR2 [Member] | AVIC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2